Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

23.Earnings per share

Earnings per share for the Successor is calculated by taking the net loss for the period, less the amount of the accumulated preferred dividend yield, divided by the weighted average of outstanding common shares during the period. Earnings per share for the Predecessor is calculated by taking the net loss for the period divided by the weighted average of outstanding common shares during the period.

	Successor for	Successor for	Successor from	Predecessor
	the year ended	the year ended	January 4,	from January 1,
	December 31,	December 31,	through December 31	2019 through
	2021	2020	2019	March 7 2019
Net loss for the period	$(38,339)	$(6,780)	$(17,878)	$(7,832)
Less accumulated preferred dividend yield	(4,205)	(16,900)	(10,932)	—
Total	(42,544)	(23,680)	(28,810)	(7,832)
Weighted average number of shares (thousands)	99,261	21,439	14,505	171
Basic and diluted loss per share	$(0.43)	$(1.10)	$(1.99)	$(45.80)

As of December 31, 2020, December 31, 2019 and March 7, 2019, Successor and Predecessor do not hold any potential dilutive shares nor any antidilutive shares; therefore, there are no differences with the basic earnings (loss) per share.

As of December 31, 2021, the Successor Company has the following potential common shares that can be potentially dilutive but are anti-dilutive for the periods presented and are therefore excluded from the weighted average number of common shares for the purpose of diluted profit/(loss) per share:

i.	442,789 outstanding stock options related to the 2021 Incentive Award Plan (See note 20).
ii.	335,449 restricted stock units related to the to the 2021 Incentive Award Plan (See note 20).

The Successor 2020, and Successor 2019 have been adjusted to reflect the impact of the reverse share split that occurred on March 16, 2021. The Predecessor 2019 audited historical financial statements are unaffected by the reverse share split.